T. ROWE PRICE Capital Appreciation Fund
March 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES  0.1%
Domino's Pizza Master Issuer
Series 2017-1A, Class A23
4.118%, 7/25/47 (1) 22,249,988 21,846
Domino's Pizza Master Issuer
Series 2019-1A, Class A2
3.668%, 10/25/49 (1) 17,777,472 16,699
Total Asset-Backed Securities (Cost $39,850) 38,545
BANK LOANS  8.1% (2)
ADMI, FRN
1M TSFR + 3.38%, 7.814%, 12/23/27  5,045,102 4,983
ADMI, FRN
1M TSFR + 3.75%, 8.189%, 12/23/27  30,877,531 30,588
AmWINS Group, FRN
1M TSFR + 2.25%, 6.575%, 1/30/32 (3) 246,978,008 244,807
Applied Systems, FRN
3M TSFR + 2.75%, 7.049%, 2/24/31 (3) 579,918,691 579,402
Applied Systems, FRN
3M TSFR + 4.50%, 8.799%, 2/23/32  71,341,360 72,807
AssuredPartners, FRN
1M TSFR + 3.50%, 7.825%, 2/14/31  241,338,081 241,493
AthenaHealth Group, FRN
1M TSFR + 3.00%, 7.325%, 2/15/29  94,698,000 93,366
Avantor Funding, FRN
1M TSFR + 2.00%, 6.425%, 11/8/27  723,075 723
Azalea Topco, FRN
1M TSFR + 3.25%, 7.575%, 4/30/31  114,527,485 113,836
BroadStreet Partners, FRN
1M TSFR + 3.00%, 7.325%, 6/13/31 (3) 268,310,576 265,748
CCC Intelligent Solutions, FRN
1M TSFR + 2.00%, 6.325%, 1/23/32 (3) 56,627,312 56,486
CPI Holdco, FRN
1M TSFR + 2.25%, 6.575%, 5/17/31 (3) 95,618,000 94,842
Ellucian Holdings, FRN
1M TSFR + 3.00%, 7.325%, 10/9/29  105,911,000 105,627
Epicor Software, FRN
1M TSFR + 2.75%, 7.075%, 5/30/31  107,390,824 107,031
Filtration Group, FRN
1M TSFR + 3.00%, 7.325%, 10/21/28 (3) 309,904,965 309,325
Filtration Group, FRN
3M EURIBOR + 3.50%, 5.863%, 10/21/28 (EUR)  65,339,526 70,409
Four Seasons Hotels, FRN
1M TSFR + 1.75%, 11/30/29 (3) 1,922,084 1,920

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hilton Domestic Operating, FRN
1M TSFR + 1.75%, 6.07%, 11/8/30 (3) 212,355,459 212,054
HUB International, FRN
3M TSFR + 2.50%, 6.787%, 6/20/30  819,666,174 815,601
Icon Parent, FRN
3M TSFR + 3.00%, 7.315%, 11/13/31  95,146,500 94,351
Icon Parent, FRN
3M TSFR + 5.00%, 9.315%, 11/12/32  56,930,700 56,860
Informatica, FRN
1M TSFR + 2.25%, 6.575%, 10/27/28  54,134,860 54,067
IRB Holding, FRN
1M TSFR + 2.50%, 6.825%, 12/15/27  96,721,663 96,052
Loire Finco Luxembourg, FRN
1M TSFR + 4.00%, 8.325%, 1/31/30 (3) 188,153,651 187,390
Mariner Wealth Advisors, FRN
1M TSFR + 2.50%, 6.799%, 8/18/28 (3) 34,236,194 34,097
Medline Borrower, FRN
1M TSFR + 2.25%, 6.575%, 10/23/28  169,366,723 168,979
Mister Car Wash Holdings, FRN
1M TSFR + 2.50%, 3/27/31 (3) 17,098,000 17,019
Quartz AcquireCo, FRN
1M TSFR + 2.25%, 6.549%, 6/28/30 (4) 36,602,349 36,328
SBA Senior Finance II, FRN
1M TSFR + 1.75%, 6.08%, 1/25/31  101,986,689 101,854
SkyMiles IP, FRN
3M TSFR + 3.75%, 8.043%, 10/20/27  53,145,846 53,618
Storable, FRN
1M TSFR + 3.25%, 7.575%, 3/4/31  65,332,118 64,903
TIH Insurance Holdings, FRN
3M TSFR + 4.75%, 9.049%, 5/6/32  4,893,669 4,927
Trans Union, FRN
1M TSFR + 1.75%, 6.175%, 11/16/26  7,273,252 7,273
TransDigm, FRN
3M TSFR + 2.75%, 7.049%, 8/24/28 (3) 62,782,545 62,737
TransDigm, FRN
3M TSFR + 2.75%, 7.049%, 3/22/30  113,573,241 113,338
UKG, FRN
3M TSFR + 3.00%, 7.30%, 2/10/31  174,445,550 173,983
USI, FRN
1M TSFR + 2.25%, 6.549%, 11/21/29  98,732,852 97,699
USI, FRN
3M TSFR + 2.25%, 6.549%, 9/29/30  154,048,084 152,421
Varsity Brands, FRN
1M TSFR + 3.50%, 7.819%, 8/26/31  168,249,000 164,622

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Wyndham Hotels & Resorts, FRN
1M TSFR + 1.75%, 5/24/30 (3) 15,873,000 15,862
Total Bank Loans (Cost $5,189,877) 5,179,428
BOND MUTUAL FUNDS  1.4%
T. Rowe Price Institutional Floating Rate Fund – Institutional
Class, 7.08% (5)(6) 98,651,806 925,354
Total Bond Mutual Funds (Cost $951,758) 925,354
COMMON STOCKS  59.2%
COMMUNICATION SERVICES  2.4%
Interactive Media & Services  2.4%
Alphabet, Class A (7) 5,585,208 863,696
Meta Platforms, Class A (7) 1,179,729 679,949
Total Communication Services 1,543,645
CONSUMER DISCRETIONARY  4.0%
Broadline Retail  3.0%
Amazon.com (8) 10,235,407 1,947,389
1,947,389
Diversified Consumer Services  0.2%
Service Corp. International  1,829,387 146,717
146,717
Hotels, Restaurants & Leisure  0.8%
Hilton Worldwide Holdings (7) 384,446 87,481
McDonald's (7) 411,900 128,665
Yum! Brands (7) 1,992,300 313,508
529,654
Total Consumer Discretionary 2,623,760
CONSUMER STAPLES  0.3%
Beverages  0.3%
Keurig Dr Pepper  1,714,500 58,670
PepsiCo  755,500 113,280
Total Consumer Staples 171,950
ENERGY  1.3%
Oil, Gas & Consumable Fuels  1.3%
Canadian Natural Resources  27,877,648 858,632
Total Energy 858,632

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FINANCIALS  1.6%
Capital Markets  0.2%
CME Group  330,200 87,599
Intercontinental Exchange  381,285 65,771
153,370
Financial Services  1.0%
Mastercard, Class A (7) 472,069 258,751
Visa, Class A (7) 1,078,646 378,022
636,773
Insurance  0.4%
Aon, Class A  193,400 77,184
Hockey Parent Holdings, Acquisition Date: 9/14/23,
Cost $123,055 (4)(8)(9) 123,055 173,635
250,819
Total Financials 1,040,962
HEALTH CARE  15.0%
Biotechnology  0.3%
AbbVie (7) 788,500 165,207
Biogen (7)(8) 155,470 21,274
186,481
Health Care Equipment & Supplies  4.1%
Abbott Laboratories  4,992,078 662,199
Becton Dickinson & Company (7) 8,182,075 1,874,186
GE HealthCare Technologies  720,800 58,176
2,594,561
Health Care Providers & Services  4.7%
Cardinal Health  517,118 71,243
Cencora  625,938 174,067
Cigna Group  1,712,300 563,347
Humana  106,411 28,156
McKesson  1,844,171 1,241,109
UnitedHealth Group (7) 1,793,420 939,304
3,017,226
Life Sciences Tools & Services  4.9%
Danaher  4,923,320 1,009,281
Revvity (5) 14,181,064 1,500,356
Thermo Fisher Scientific  1,227,219 610,664
3,120,301

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Pharmaceuticals  1.0%
Eli Lilly  699,322 577,577
Johnson & Johnson  420,900 69,802
647,379
Total Health Care 9,565,948
INDUSTRIALS & BUSINESS SERVICES  8.7%
Aerospace & Defense  1.6%
L3Harris Technologies  102,900 21,538
Lockheed Martin  205,505 91,801
Northrop Grumman  601,100 307,769
RTX  4,345,771 575,641
996,749
Commercial Services & Supplies  1.5%
Veralto  4,620,808 450,298
Waste Connections  1,931,028 376,917
Waste Management  446,300 103,323
930,538
Industrial Conglomerates  2.9%
Roper Technologies (7) 3,151,726 1,858,195
1,858,195
Machinery  2.6%
Fortive (5) 17,270,950 1,263,888
Ingersoll Rand  4,726,356 378,250
1,642,138
Professional Services  0.1%
iCapital, Acquisition Date: 3/10/25, Cost $38,494 (4)(8)(9) 2,749,657 38,494
38,494
Total Industrials & Business Services 5,466,114
INFORMATION TECHNOLOGY  17.7%
Electronic Equipment, Instruments & Components  0.3%
Teledyne Technologies (8) 387,319 192,773
192,773
Semiconductors & Semiconductor Equipment  4.7%
Advanced Micro Devices (8) 6,809,210 699,578
Broadcom  1,644,900 275,406
Marvell Technology  3,371,642 207,592
NVIDIA (7) 15,347,060 1,663,315
NXP Semiconductors  726,009 137,985
2,983,876

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Software  11.3%
Aurora Innovation (5)(8) 129,193,371 868,825
Autodesk (8) 2,157,157 564,744
Intuit  891,811 547,563
Microsoft (7) 9,694,539 3,639,233
PTC (5)(8) 8,693,724 1,347,092
Salesforce (7) 1,041,667 279,542
7,246,999
Technology Hardware, Storage & Peripherals  1.4%
Apple (7) 4,104,796 911,798
911,798
Total Information Technology 11,335,446
REAL ESTATE  0.2%
Specialized Real Estate Investment Trusts  0.2%
American Tower, REIT  342,800 74,593
SBA Communications, REIT  196,900 43,320
Total Real Estate 117,913
UTILITIES  4.3%
Electric Utilities  0.2%
American Electric Power  479,900 52,439
Duke Energy  276,500 33,725
Exelon  1,371,300 63,189
149,353
Multi-Utilities  4.1%
Ameren (7) 8,100,355 813,275
CenterPoint Energy  29,599,880 1,072,404
DTE Energy  754,637 104,344
NiSource  15,316,811 614,051
WEC Energy Group  446,300 48,638
2,652,712
Total Utilities 2,802,065
Total Miscellaneous Common Stocks  3.7% (10) 2,357,315
Total Common Stocks (Cost $28,093,217) 37,883,750

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS  1.1%
INDUSTRIALS & BUSINESS SERVICES  0.1%
Aerospace & Defense  0.1%
Boeing, 6.00%, 10/15/27  1,657,035 99,140
Total Industrials & Business Services 99,140
INFORMATION TECHNOLOGY  1.0%
Software  1.0%
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $183,922 (4)
(8)(9) 2,141,932 226,938
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $16,282 (4)
(8)(9) 177,514 18,974
Waymo, Series C-2, Acquisition Date: 1/12/24 - 9/27/24,
Cost $279,599 (4)(8)(9) 3,575,381 368,944
Total Information Technology 614,856
Total Convertible Preferred Stocks (Cost $562,655) 713,996
CORPORATE BONDS  9.6%
Alliant Holdings Intermediate, 6.75%, 4/15/28 (1) 84,817,000 85,029
Alliant Holdings Intermediate, 7.00%, 1/15/31 (1) 24,138,000 24,198
American Tower, 1.50%, 1/31/28  5,752,000 5,271
American Tower, 1.875%, 10/15/30  25,734,000 21,980
American Tower, 2.10%, 6/15/30  20,076,000 17,513
American Tower, 2.90%, 1/15/30  20,560,000 18,902
American Tower, 3.80%, 8/15/29  29,517,000 28,316
AmWINS Group, 6.375%, 2/15/29 (1) 38,954,000 39,246
AssuredPartners, 7.50%, 2/15/32 (1) 16,331,000 17,352
Avantor Funding, 3.875%, 11/1/29 (1) 96,931,000 89,055
Avantor Funding, 4.625%, 7/15/28 (1) 144,048,000 137,926
Ball, 6.00%, 6/15/29  54,640,000 55,255
Becton Dickinson & Company, 3.70%, 6/6/27  3,971,000 3,894
Biogen, 3.15%, 5/1/50  69,368,000 43,250
Biogen, 5.20%, 9/15/45  24,647,000 22,461
Booz Allen Hamilton, 3.875%, 9/1/28 (1) 33,575,000 31,829
Booz Allen Hamilton, 4.00%, 7/1/29 (1) 21,029,000 19,774
Booz Allen Hamilton, 5.95%, 8/4/33  34,622,000 34,461
Broadcom, 4.15%, 4/15/32 (1) 25,887,000 24,476
Broadridge Financial Solutions, 2.60%, 5/1/31  9,451,000 8,296
BroadStreet Partners, 5.875%, 4/15/29 (1) 70,151,000 66,994
CCO Holdings, 5.00%, 2/1/28 (1) 191,309,000 185,331
CCO Holdings, 5.125%, 5/1/27 (1) 335,581,000 329,289
CCO Holdings, 5.50%, 5/1/26 (1) 17,243,000 17,178

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Charles River Laboratories International, 3.75%, 3/15/29 (1) 53,822,000 49,516
Charles River Laboratories International, 4.00%, 3/15/31 (1) 39,694,000 35,427
Charles River Laboratories International, 4.25%, 5/1/28 (1) 58,817,000 56,097
Crowdstrike Holdings, 3.00%, 2/15/29  5,722,000 5,264
Crown Castle, 4.30%, 2/15/29  7,805,000 7,617
Crown Castle, 4.90%, 9/1/29  29,930,000 29,845
Crown Castle, 5.20%, 9/1/34  49,885,000 48,666
Crown Castle, 5.60%, 6/1/29  5,974,000 6,103
Delta Air Lines, 4.75%, 10/20/28 (1) 63,966,120 63,693
Ellucian Holdings, 6.50%, 12/1/29 (1) 35,120,000 34,506
Gartner, 3.625%, 6/15/29 (1) 40,068,000 37,747
Gartner, 3.75%, 10/1/30 (1) 19,418,000 17,943
Gartner, 4.50%, 7/1/28 (1) 30,844,000 30,176
Hilton Domestic Operating, 3.625%, 2/15/32 (1) 106,656,000 93,457
Hilton Domestic Operating, 3.75%, 5/1/29 (1) 93,716,000 87,156
Hilton Domestic Operating, 4.00%, 5/1/31 (1) 138,915,000 125,544
Hilton Domestic Operating, 4.875%, 1/15/30  85,086,000 82,108
Hilton Domestic Operating, 5.375%, 5/1/25 (1) 32,300,000 32,139
Hilton Domestic Operating, 5.75%, 5/1/28 (1) 94,126,000 93,655
Hilton Domestic Operating, 5.875%, 4/1/29 (1) 45,189,000 45,359
Hilton Worldwide Finance, 4.875%, 4/1/27  31,752,000 31,474
Hologic, 3.25%, 2/15/29 (1) 23,463,000 21,586
Howmet Aerospace, 3.00%, 1/15/29  15,169,000 14,313
HUB International, 5.625%, 12/1/29 (1) 34,495,000 33,288
HUB International, 7.25%, 6/15/30 (1) 590,152,000 605,643
HUB International, 7.375%, 1/31/32 (1) 325,788,000 331,897
IQVIA, 5.00%, 5/15/27 (1) 42,949,000 42,251
IQVIA, 5.70%, 5/15/28  70,797,000 71,505
IQVIA, 6.50%, 5/15/30 (1) 27,385,000 27,830
KFC Holding, 4.75%, 6/1/27 (1) 138,818,000 136,389
Korn Ferry, 4.625%, 12/15/27 (1) 32,930,000 31,942
Lamar Media, 3.625%, 1/15/31  4,629,000 4,114
Lamar Media, 3.75%, 2/15/28  29,070,000 27,580
Lamar Media, 4.875%, 1/15/29  5,192,000 5,030
Life Time, 6.00%, 11/15/31 (1) 13,703,000 13,634
Martin Marietta Materials, 2.40%, 7/15/31  6,639,000 5,736
Medline Borrower, 6.25%, 4/1/29 (1) 65,181,000 65,833
Mileage Plus Holdings, 6.50%, 6/20/27 (1) 44,286,677 44,453
Mirant, EC, 7.90%, 7/15/09 (1)(4)(8) 16,000,000 —
Motorola Solutions, 2.30%, 11/15/30  6,639,000 5,802
Motorola Solutions, 2.75%, 5/24/31  4,648,000 4,114
MSCI, 3.25%, 8/15/33 (1) 54,831,000 47,201
MSCI, 3.625%, 9/1/30 (1) 77,654,000 71,602

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MSCI, 3.625%, 11/1/31 (1) 59,421,000 53,786
MSCI, 3.875%, 2/15/31 (1) 61,356,000 57,147
MSCI, 4.00%, 11/15/29 (1) 65,412,000 62,562
PRA Health Sciences, 2.875%, 7/15/26 (1) 16,684,000 16,163
PTC, 4.00%, 2/15/28 (1)(5) 35,312,000 33,900
Revvity, 3.30%, 9/15/29 (5) 9,362,000 8,778
Ryan Specialty, 4.375%, 2/1/30 (1) 13,021,000 12,370
Ryan Specialty, 5.875%, 8/1/32 (1) 51,485,000 50,713
SBA Communications, 3.125%, 2/1/29  114,835,000 104,787
SBA Communications, 3.875%, 2/15/27  102,093,000 99,285
SBA Tower Trust, 6.599%, 1/15/28 (1) 2,575,000 2,642
Service Corp. International, 3.375%, 8/15/30  25,630,000 22,747
Service Corp. International, 4.625%, 12/15/27  5,256,000 5,131
Service Corp. International, 5.75%, 10/15/32  34,093,000 33,411
Six Flags Entertainment, 5.25%, 7/15/29  29,626,000 27,923
Six Flags Entertainment, 5.375%, 4/15/27  94,597,000 93,060
Six Flags Entertainment, 5.50%, 4/15/27 (1) 115,407,000 113,676
Six Flags Entertainment, 6.50%, 10/1/28  63,975,000 64,135
Six Flags Entertainment, 7.00%, 7/1/25 (1) 16,312,000 16,320
Surgery Center Holdings, 7.25%, 4/15/32 (1) 35,708,000 35,262
Teleflex, 4.625%, 11/15/27  22,746,000 22,064
TransDigm, 4.625%, 1/15/29  34,120,000 32,243
TransDigm, 5.50%, 11/15/27  95,673,000 94,358
TransDigm, 6.375%, 3/1/29 (1) 163,459,000 164,889
TransDigm, 6.625%, 3/1/32 (1) 128,153,000 129,435
TransDigm, 7.125%, 12/1/31 (1) 77,268,000 79,489
USI, 7.50%, 1/15/32 (1) 130,102,000 132,704
Vail Resorts, 6.50%, 5/15/32 (1) 36,321,000 36,593
VICI Properties, 3.75%, 2/15/27 (1) 19,848,000 19,430
VICI Properties, 4.125%, 8/15/30 (1) 14,953,000 14,063
VICI Properties, 4.625%, 12/1/29 (1) 4,979,000 4,823
VICI Properties, 5.125%, 5/15/32  13,278,000 12,976
VICI Properties, 5.75%, 2/1/27 (1) 14,033,000 14,211
VICI Properties, 5.75%, 4/1/34  36,053,000 36,227
VMware, 4.70%, 5/15/30  15,546,000 15,412
Yum! Brands, 3.625%, 3/15/31  58,638,000 52,334
Yum! Brands, 4.625%, 1/31/32  103,021,000 95,938
Yum! Brands, 4.75%, 1/15/30 (1) 46,941,000 45,298
Yum! Brands, 5.35%, 11/1/43  73,445,000 68,487
Yum! Brands, 5.375%, 4/1/32  121,538,000 118,348

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Yum! Brands, 6.875%, 11/15/37  36,517,000 38,891
Total Miscellaneous Corporate Bonds  0.1% (10) 45,623
Total Corporate Bonds (Cost $6,101,998) 6,140,145
PREFERRED STOCKS  0.2%
FINANCIALS  0.2%
Insurance  0.2%
AH Parent, Series A, Acquisition Date: 9/27/24,
Cost $140,396 (4)(8)(9) 142,534 139,266
Total Financials 139,266
UTILITIES  0.0%
Electric Utilities  0.0%
CMS Energy, 5.875%, 10/15/78 (5) 1,049,152 23,501
Total Utilities 23,501
Total Preferred Stocks (Cost $166,625) 162,767
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  15.2%
U.S. Treasury Obligations  15.2%
U.S. Treasury Notes, 4.00%, 2/28/30  2,852,487,000 2,859,173
U.S. Treasury Notes, 4.125%, 10/31/29  2,266,545,000 2,283,190
U.S. Treasury Notes, 4.25%, 11/15/34  2,543,066,000 2,551,013
U.S. Treasury Notes, 4.375%, 12/31/29  1,969,492,000 2,005,189
9,698,565
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $9,527,416) 9,698,565
SHORT-TERM INVESTMENTS  4.8%
Money Market Funds  4.8%
T. Rowe Price Government Reserve Fund, 4.39% (5)(11) 3,060,552,367 3,060,552
Total Short-Term Investments (Cost $3,060,552) 3,060,552
Total Investments in Securities  99.7%
(Cost $53,693,948) $ 63,803,102
Other Assets Less Liabilities 0.3% 184,003
Net Assets 100.0% $ 63,987,105
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.

T. ROWE PRICE Capital Appreciation Fund

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(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $4,477,662 and represents 7.0% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) All or a portion of this loan is unsettled as of March 31, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) Level 3 in fair value hierarchy.
(5) Affiliated Companies
(6) SEC 30-day yield
(7) At March 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(8) Non-income producing
(9) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $966,251 and represents 1.5% of net assets.
(10) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(11) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
OTC Over-the-counter
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.3)%
OTC Options Written (0.3)%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
Abbott Laboratories, Call,
1/16/26 @ $130.00 6,176 81,925 (8,492)
Bank of America
Abbott Laboratories, Call,
1/16/26 @ $145.00 3,080 40,856 (2,087)
Bank of America
AbbVie, Call, 1/16/26 @
$195.00 4,117 86,259 (11,250)
Bank of America
AbbVie, Call, 1/16/26 @
$210.00 3,768 78,947 (7,216)
Bank of America
CenterPoint Energy, Call,
12/19/25 @ $35.00 16,378 59,337 (6,633)
Bank of America
Lockheed Martin, Call,
1/16/26 @ $500.00 821 36,675 (1,621)
Bank of America
Lockheed Martin, Call,
1/16/26 @ $520.00 1,234 55,124 (1,962)
Barclays Bank
Cardinal Health, Call,
1/16/26 @ $140.00 5,171 71,241 (6,179)
Barclays Bank
Cboe Global Markets, Call,
1/16/26 @ $230.00 1,027 23,240 (1,926)
Barclays Bank
CME Group, Call, 1/16/26
@ $250.00 1,372 36,398 (4,198)
Barclays Bank
CME Group, Call, 1/16/26
@ $270.00 1,930 51,201 (3,754)
Barclays Bank
Marsh & McLennan, Call,
12/19/25 @ $250.00 2,018 49,245 (3,108)
Barclays Bank
Mastercard, Class A, Call,
1/16/26 @ $580.00 1,373 75,257 (4,929)
Barclays Bank
Mastercard, Class A, Call,
1/16/26 @ $620.00 685 37,546 (1,442)
Citibank
McDonald's, Call, 1/16/26
@ $320.00 2,744 85,714 (5,845)
Citibank
McDonald's, Call, 1/16/26
@ $340.00 1,375 42,951 (1,722)
Citibank
Northrop Grumman, Call,
1/16/26 @ $530.00 826 42,292 (3,395)
Citibank
Northrop Grumman, Call,
1/16/26 @ $560.00 1,373 70,299 (3,934)
Citibank
PepsiCo, Call, 1/16/26 @
$160.00 3,438 51,549 (2,389)
Citibank
PepsiCo, Call, 1/16/26 @
$165.00 4,117 61,730 (2,182)
Goldman Sachs
American Electric Power,
Call, 1/16/26 @ $110.00 2,745 29,995 (2,072)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
American Electric Power,
Call, 1/16/26 @ $115.00 2,054 22,444 (1,181)
Goldman Sachs
American Tower, Call,
1/16/26 @ $210.00 3,428 74,593 (8,347)
Goldman Sachs
Becton Dickinson &
Company, Call, 9/19/25 @
$255.00 1,437 32,916 (675)
Goldman Sachs
Intercontinental Exchange,
Call, 1/16/26 @ $165.00 2,059 35,518 (4,128)
Goldman Sachs
Intercontinental Exchange,
Call, 1/16/26 @ $185.00 1,710 29,497 (1,573)
Goldman Sachs
McKesson, Call, 1/16/26
@ $660.00 515 34,659 (4,146)
Goldman Sachs
McKesson, Call, 1/16/26
@ $680.00 514 34,592 (3,583)
Goldman Sachs
RTX, Call, 1/16/26 @
$140.00 5,112 67,713 (4,550)
Goldman Sachs
Thermo Fisher Scientific,
Call, 1/16/26 @ $600.00 607 30,204 (1,047)
Goldman Sachs
Visa, Class A, Call, 1/16/26
@ $360.00 2,059 72,160 (5,812)
Goldman Sachs
Visa, Class A, Call, 1/16/26
@ $390.00 2,258 79,134 (3,466)
JPMorgan Chase
SBA Communications,
Call, 12/19/25 @ $230.00 1,969 43,320 (3,150)
JPMorgan Chase
Waste Management, Call,
1/16/26 @ $230.00 3,431 79,431 (6,828)
JPMorgan Chase
Waste Management, Call,
1/16/26 @ $250.00 1,032 23,892 (1,053)
JPMorgan Chase
WEC Energy Group, Call,
12/19/25 @ $110.00 2,744 29,904 (1,962)
JPMorgan Chase
WEC Energy Group, Call,
12/19/25 @ $115.00 1,719 18,734 (670)
UBS Investment Bank
Alliant Energy, Call,
7/18/25 @ $67.50 3,270 21,042 (589)
UBS Investment Bank
Cencora, Call, 1/16/26 @
$260.00 2,058 57,231 (7,666)
UBS Investment Bank
Cencora, Call, 1/16/26 @
$270.00 1,598 44,439 (4,994)
UBS Investment Bank
Danaher, Call, 1/16/26 @
$330.00 3,437 70,458 (335)
UBS Investment Bank
Duke Energy, Call, 1/16/26
@ $120.00 2,744 33,469 (2,730)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
UBS Investment Bank
Exelon, Call, 1/16/26 @
$45.00 10,292 47,426 (4,426)
UBS Investment Bank
Exelon, Call, 1/16/26 @
$47.00 3,421 15,764 (1,069)
UBS Investment Bank
Keurig Dr Pepper, Call,
1/16/26 @ $35.00 17,145 58,670 (4,243)
UBS Investment Bank
Waste Connections, Call,
9/19/25 @ $210.00 2,089 40,775 (1,034)
UBS Investment Bank
Willis Towers Watson, Call,
7/18/25 @ $360.00 1,243 42,007 (982)
Wells Fargo Bank
Aon, Class A, Call,
12/19/25 @ $390.00 891 35,559 (3,475)
Wells Fargo Bank
Aon, Class A, Call,
12/19/25 @ $430.00 1,043 41,625 (1,987)
Wells Fargo Bank
DTE Energy, Call, 7/18/25
@ $135.00 5,377 74,348 (4,328)
Wells Fargo Bank
GE HealthCare
Technologies, Call, 1/16/26
@ $97.50 3,777 30,484 (1,161)
Wells Fargo Bank
GE HealthCare
Technologies, Call, 1/16/26
@ $100.00 3,431 27,692 (866)
Wells Fargo Bank
Johnson & Johnson, Call,
1/16/26 @ $170.00 4,209 69,802 (4,177)
Wells Fargo Bank
L3Harris Technologies,
Call, 12/19/25 @ $230.00 1,029 21,538 (1,096)
Wells Fargo Bank
Linde, Call, 1/16/26 @
$510.00 856 39,859 (1,644)
Wells Fargo Bank
Starbucks, Call, 1/16/26 @
$125.00 2,959 29,025 (882)
Wells Fargo Bank
Yum! Brands, Call, 1/16/26
@ $145.00 2,402 37,798 (5,080)
Wells Fargo Bank
Yum! Brands, Call, 1/16/26
@ $160.00 3,157 49,679 (3,994)
Total Options Written (Premiums $(113,092)) $ (195,265)

T. ROWE PRICE Capital Appreciation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Aurora Innovation  $ (3,902) $ 72,596 $ —
CMS Energy, 5.875%, 10/15/78  (236) (271) 387
Fortive  23,820 (34,131) 1,528
PTC  — (241,639) —
PTC, 4.00%, 2/15/28  — 416 312
Revvity  — (81,079) 932
Revvity, 3.30%, 9/15/29  — 163 77
T. Rowe Price Institutional Floating Rate Fund
– Institutional Class, 7.08%  — (10,771) 16,621
T. Rowe Price Government Reserve Fund,
4.39% — — 36,174
Affiliates not held at period end (3) 3 —
Totals $ 19,679# $ (294,713) $ 56,031+

T. ROWE PRICE Capital Appreciation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
Aurora Innovation  $ 844,038 $ — $ 47,809 $ 868,825
CMS Energy, 5.875%,
10/15/78  27,213 — 3,441 23,501
CMS Energy, 5.875%, 3/1/79  34 — 37 —
Fortive  1,606,345 — 308,326 1,263,888
PTC  1,306,781 281,950 — 1,347,092
PTC, 4.00%, 2/15/28  28,259 5,225 — 33,900
Revvity  1,468,645 112,790 — 1,500,356
Revvity, 3.30%, 9/15/29  8,615 — — 8,778
T. Rowe Price Institutional
Floating Rate Fund –
Institutional Class, 7.08%  919,663 16,462 — 925,354
T. Rowe Price Government
Reserve Fund, 4.39% 2,718,235  ¤  ¤ 3,060,552
Total $ 9,032,246^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $55,642 of dividend income and $389 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $8,557,598.

T. ROWE PRICE Capital Appreciation Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Capital Appreciation Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Capital Appreciation Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Capital Appreciation Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Capital Appreciation Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 9,737,110 $ — $ 9,737,110
Bank Loans — 5,143,100 36,328 5,179,428
Bond Mutual Funds 925,354 — — 925,354
Common Stocks 37,671,621 — 212,129 37,883,750
Convertible Preferred Stocks 99,140 — 614,856 713,996
Corporate Bonds — 6,140,145 — 6,140,145
Preferred Stocks 23,501 — 139,266 162,767
Short-Term Investments 3,060,552 — — 3,060,552
Total $ 41,780,168 $ 21,020,355 $ 1,002,579 $ 63,803,102
Liabilities
Options Written $ — $ 195,265 $ — $ 195,265
1
Includes Asset-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).

T. ROWE PRICE Capital Appreciation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at March 31, 2025, totaled $186,366,000 for the period ended March 31, 2025.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F72-054Q1 03/25
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
3/31/25
Investment in Securities
Bank Loans $ — $ (331) $ 36,752 $ (93) $ 36,328
Common Stocks 135,379 38,256 38,494 — 212,129
Convertible Preferred Stocks 465,977 148,879 — — 614,856
Corporate Bonds — — — — —
Preferred Stocks 139,708 (442) — — 139,266
Total $ 741,064 $ 186,362 $ 75,246 $ (93) $ 1,002,579